Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 6,853	[1]	$ 8,798	$ 8,724
Net change in unrealized foreign currency translation gains (losses):
Net unrealized foreign currency translation gains (losses)	(2,433)		(626)	(406)
Net gains (losses) on hedges of net investments in foreign operations	347		(232)	(281)
Income tax expense (benefit):
Net unrealized foreign currency translation gains (losses)	62		21	(7)
Net gains (losses) on hedges of net investments in foreign operations	91		(60)	(74)
Other comprehensive income on foreign currency translation and hedges of net investments net of tax	(2,239)		(819)	(606)
Net change in fair value due to change in debt instruments measured at fair value through other comprehensive income:
Net gains (losses) in fair value	1,495		1,265	(605)
Reclassification of net (gains) losses to net income	(1,091)		(1,150)	281
Income tax expense (benefit):
Net gains (losses) in fair value	387		308	(145)
Reclassification of net (gains) losses to net income	(276)		(298)	73
Other comprehensive income net of tax available for sale financial assets net of tax	293		105	(252)
Net change in gains (losses) on derivative instruments designated as cash flow hedges:
Net gains (losses) on derivative instruments designated as cash flow hedges	2,543		361	(1,181)
Reclassification of net (gains) losses to net income	(2,604)		596	695
Income tax expense (benefit):
Net gains (losses) on derivative instruments designated as cash flow hedges	689		86	(307)
Reclassification of net (gains) losses to net income	(718)		163	182
Other comprehensive income net of tax cash flow hedges	(32)		708	(361)
Other comprehensive income (loss) from investments in associates	(2)		103	66
Net change in remeasurement of employee benefit plan asset and liability:
Actuarial gains (losses) on employee benefit plans	(620)		(1,096)	444
Income tax expense (benefit)	(155)		(281)	126
Other comprehensive income net of tax actuarial gains (losses) on employee benefit plans	(465)		(815)	318
Net change in fair value due to change in equity instruments designated at fair value through other comprehensive income:
Net gains (losses) in fair value	(122)		121	75
Income tax expense (benefit)	(37)		26	15
Other comprehensive income net of tax for equity instruments designated at fair value through other comprehensive income	(85)		95	60
Net change in fair value due to change in own credit risk on financial liabilities designated under the fair value option:
Change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(404)		11	(30)
Income tax expense (benefit)	(106)		3	(8)
Other comprehensive income net of tax change in fair value due to change in own credit risk on financial liabilities designated under the fair value option	(298)		8	(22)
Other comprehensive income (loss) from investments in associates	(8)		(10)	(7)
Other comprehensive income (loss)	(2,836)		(625)	(804)
Total comprehensive income	4,017		8,173	7,920
Comprehensive income (loss) attributable to non-controlling interests	(93)		205	65
Comprehensive income attributable to equity holders of the Bank	4,110		7,968	7,855
Preferred shareholders and other equity instrument holders	196		182	187
Common shareholders	$ 3,914		$ 7,786	$ 7,668

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).